Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In Associates And Joint Ventures [Abstract]
Amount at the beginning of year	$ 5,488	$ 4,371	$ 3,175
Acquisitions and contributions	910	448	163
Income on investments in associates and joint ventures	1,428	588	318
Conversion differences	662	601	999
Distributed dividends	(328)	(520)	(280)
Other movements	2	0	(4)
Reclassification of assets held for disposal	(2,117)	0	0
Amount at the end of year	$ 6,045	$ 5,488	$ 4,371